DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina’s
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
TMA (a)	ICT Services and Audiovisual Communication Services	Argentina	99.999625%
Micro Sistemas (b)	Services related to the use of electronic payment media	Argentina	100.00%
Manda	Holding	Argentina	100.00%
RISSAU	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Pem	Holding	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome	Security solutions and services	Argentina	100.00%
NYS2	ICT Services and Audiovisual Communication Services	Argentina	100.00%
TSMA (c)	Community Closed-Circuit Television	Argentina	100.00%
Telefónica Ingeniería de Seguridad de Argentina S.A.U. (d)	Security solutions and services	Argentina	99.999625%
Ubiquo	Cybersecurity services and products	Chile	95.00%
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
CrediPay	Financial services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (e)	Holding	Uruguay	100.00%
Opalker	Cybersecurity, content platform and related services	Uruguay	100.00%
Openxpand (f)	Development and provision of digital platforms	Uruguay	51.00%
MFH	Holding	USA	100.00%
Naperville	Holding	USA	100.00%
Saturn	Holding	USA	100.00%
Telecom USA	Telecommunication services	USA	100.00%
(a)	Acquired by Telecom Argentina on February 24, 2025. See Note 29.
(b)	On January 22, 2026, Banco Macro subscribed for shares representing 50% of the share capital and voting rights of Micro Sistemas. See Note 30.
(c)	On December 1, 2025, the Telecom Argentina’s Board of Directors and the Board of Directors of TSMA approved the initiation of the process leading to the corporate reorganization consisting of the merger by absorption of TSMA by Telecom Argentina, effective as of January 1, 2026, the date from which TSMA’s operations shall be considered as carried out by Telecom Argentina.
(d)	Indirectly acquired by Telecom Argentina following the acquisition of TMA, see reference (a) above.
(e)	Adesol acquired 100% of the equity interests in the license - holding entities that operate subscriber - based television services in various localities within that country. See Note 3.d.6).
(f)	Included in the Company’s consolidated financial statements until May 19, 2025, and thereafter accounted for as a joint venture. See Notes 3.d.4) and 4.

Schedule of income statement information

Presented below is the Segment financial information for the years ended December 31, 2025, 2024 and 2023:

◻	Consolidated Income Statement as of December 31, 2025

	ICT Services provided in Argentina –			ICT Services provided in Argentina –
	Personal Network			TMA Network			Other segments

	Currency			Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	4,688,533	595,615	5,284,148	2,482,714	265,779	2,748,493	384,630	46,701	431,331	(135,158)	8,328,814
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(1,096,467)	(140,974)	(1,237,441)	(619,738)	(65,877)	(685,615)	(33,893)	(4,148)	(38,041)	—	(1,961,097)
Fees for services, maintenance, materials and supplies	(561,780)	(93,997)	(655,777)	(325,306)	(35,240)	(360,546)	(51,640)	(6,184)	(57,824)	9,754	(1,064,393)
Taxes and fees with the Regulatory Authority	(393,956)	(49,872)	(443,828)	(234,436)	(24,819)	(259,255)	(15,433)	(1,972)	(17,405)	—	(720,488)
Commissions and advertising	(202,884)	(24,785)	(227,669)	(136,090)	(14,658)	(150,748)	(57,383)	(8,447)	(65,830)	7,042	(437,205)
Programming and content costs	(267,805)	(33,898)	(301,703)	(101,212)	(10,598)	(111,810)	(33,015)	(4,170)	(37,185)	—	(450,698)
Other operating costs	(546,973)	(110,090)	(657,063)	(442,453)	(93,755)	(536,208)	(68,094)	(8,998)	(77,092)	100,965	(1,169,398)
Adjusted EBITDA	1,618,668	141,999	1,760,667	623,479	20,832	644,311	125,172	12,782	137,954	(17,397)	2,525,535

Depreciation, amortization and impairment of Fixed and intangible assets											(2,075,488)
Operating income											450,047
Losses from associates and joint ventures											(3,742)
Financial results from borrowings											(748,840)
Other financial results, net											110,799
Loss before income tax											(191,736)
Income tax benefit											46,432
Net loss											(145,304)

Attributable to:
Controlling Company											(170,006)
Non-controlling interest											24,702
											(145,304)

◻	Consolidated Income Statement as of December 31, 2024

	ICT Services provided in Argentina –
	Personal Network			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	3,165,736	1,872,500	5,038,236	266,915	168,101	435,016	(30,294)	5,442,958
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(823,975)	(483,077)	(1,307,052)	(24,450)	(15,235)	(39,685)	—	(1,346,737)
Fees for services, maintenance, materials and supplies	(393,042)	(279,499)	(672,541)	(35,839)	(22,620)	(58,459)	6,880	(724,120)
Taxes and fees with the Regulatory Authority	(258,519)	(152,324)	(410,843)	(10,931)	(6,578)	(17,509)	—	(428,352)
Commissions and advertising	(133,932)	(74,995)	(208,927)	(62,477)	(38,240)	(100,717)	4,153	(305,491)
Programming and content costs	(172,422)	(99,687)	(272,109)	(25,570)	(16,744)	(42,314)	—	(314,423)
Other operating costs	(429,466)	(302,323)	(731,789)	(47,831)	(31,095)	(78,926)	19,261	(791,454)
Adjusted EBITDA	954,380	480,595	1,434,975	59,817	37,589	97,406	—	1,532,381

Depreciation, amortization and impairment of Fixed and intangible assets								(1,725,057)
Operating loss								(192,676)
Losses from associates and joint ventures								(15,094)
Financial results from borrowings								1,914,786
Other financial results, net								190,451
Profit before income tax								1,897,467
Income tax expense								(538,237)
Net income								1,359,230

Attributable to:
Controlling Company								1,331,805
Non-controlling interest								27,425
								1,359,230

◻	Consolidated Income Statement as of December 31, 2023

	ICT Services provided in Argentina –
	Personal Network			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	1,053,442	4,456,328	5,509,770	81,877	334,899	416,776	(27,935)	5,898,611
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(279,608)	(1,152,805)	(1,432,413)	(8,277)	(33,066)	(41,343)	—	(1,473,756)
Fees for services, maintenance, materials and supplies	(131,861)	(566,980)	(698,841)	(9,292)	(37,368)	(46,660)	4,367	(741,134)
Taxes and fees with the Regulatory Authority	(83,591)	(354,647)	(438,238)	(2,968)	(11,951)	(14,919)	—	(453,157)
Commissions and advertising	(52,319)	(224,650)	(276,969)	(13,346)	(57,350)	(70,696)	2,182	(345,483)
Programming and content costs	(55,317)	(233,466)	(288,783)	(8,532)	(35,477)	(44,009)	—	(332,792)
Other operating costs	(145,951)	(688,188)	(834,139)	(15,714)	(64,053)	(79,767)	21,386	(892,520)
Adjusted EBITDA	304,795	1,235,592	1,540,387	23,748	95,634	119,382	—	1,659,769

Depreciation, amortization and impairment of Fixed and intangible assets								(2,018,038)
Operating loss								(358,269)
Losses from associates and joint ventures								(5,408)
Financial results from borrowings								(1,817,071)
Other financial results, net								496,492
Loss before income tax								(1,684,256)
Income tax benefit								968,990
Net loss								(715,266)

Attributable to:
Controlling Company								(738,306)
Non-controlling interest								23,040
								(715,266)

Schedule of financial statement information based on geographical area

	For the years ended December 31,
Revenues	2025	2024	2023
From customers located in Argentina	7,934,388	5,037,636	5,490,518
From foreign customers	394,426	405,322	408,093
	8,328,814	5,442,958	5,898,611
CAPEX
ICT Services in Argentina – Personal Network	924,556	653,694	1,277,987
ICT Services in Argentina – TMA Network	456,602	—	—
Other segments	104,419	95,280	106,206
	1,485,577	748,974	1,384,193

	As of December 31,
Fixed and intangible assets	2025	2024
ICT Services in Argentina – Personal Network	12,439,729	12,750,637
ICT Services in Argentina – TMA Network	1,645,414	—
Other segments	610,652	523,813
	14,695,795	13,274,450
Borrowings
ICT Services in Argentina – Personal Network	5,380,181	3,723,906
ICT Services in Argentina – TMA Network	36	—
Other segments	56,398	62,074
	5,436,615	3,785,980

Schedule of national consumer price index according to official statistics (INDEC)

	As of December 31,	As of December 31,	As of December 31,
	2023	2024	2025

National CPI	3,533.2	7,694.0	10,121.4

Variation in prices
Annual	211.4%	117.8%	31.5%

Banco Nación US$/$ exchange rate	808.5	1,032.0	1,455.0

Variation in the exchange rate
Annual	356.3%	27.7%	41.0%